Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

November 30, 2019

IGB-QTLY-0120
1.813259.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.9%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
3.6% 2/17/23	$3,125	$3,265
4.3% 2/15/30	2,386	2,623
4.45% 4/1/24	302	326
4.5% 3/9/48	14,605	15,905
4.75% 5/15/46	24,566	27,464
4.9% 6/15/42	4,363	4,910
5.55% 8/15/41	7,917	9,617
6.2% 3/15/40	1,454	1,839
BellSouth Capital Funding Corp. 7.875% 2/15/30	65	92
Verizon Communications, Inc.:
4.329% 9/21/28	13,480	15,289
4.862% 8/21/46	2,181	2,728
5.012% 4/15/49	835	1,074
		85,132
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	1,290	1,506
5.95% 4/1/41	903	1,238
		2,744
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,780	3,966
4.908% 7/23/25	2,932	3,216
5.375% 5/1/47	22,326	24,866
5.75% 4/1/48	11,014	12,754
Comcast Corp.:
3.9% 3/1/38	692	768
4.6% 8/15/45	1,822	2,208
4.65% 7/15/42	1,628	1,968
Fox Corp.:
3.666% 1/25/22 (a)	544	562
4.03% 1/25/24 (a)	957	1,018
4.709% 1/25/29 (a)	1,385	1,572
5.476% 1/25/39 (a)	1,366	1,680
5.576% 1/25/49 (a)	906	1,155
Time Warner Cable, Inc.:
4% 9/1/21	8,096	8,289
4.5% 9/15/42	544	545
5.5% 9/1/41	966	1,074
5.875% 11/15/40	2,077	2,399
6.55% 5/1/37	3,601	4,400
7.3% 7/1/38	2,390	3,065
		75,505

TOTAL COMMUNICATION SERVICES		163,381

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,686
4.25% 5/15/23	858	900
4.375% 9/25/21	3,354	3,469
		10,055
Household Durables - 0.4%
Lennar Corp.:
4.75% 11/29/27	2,563	2,762
5% 6/15/27	3,419	3,697
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	3,019
4.875% 11/15/25	32	35
4.875% 3/15/27	10,045	10,874
5.625% 1/15/24	838	918
		21,305
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,815	1,821
3% 11/19/24	4,130	4,128
		5,949

TOTAL CONSUMER DISCRETIONARY		37,309

CONSUMER STAPLES - 1.4%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	5,207	5,567
4.7% 2/1/36	4,168	4,853
4.9% 2/1/46	9,089	10,827
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	3,562	4,274
5.45% 1/23/39	3,537	4,486
5.55% 1/23/49	8,082	10,719
5.8% 1/23/59 (Reg. S)	8,567	12,058
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,658
		55,442
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,216	1,234
Food Products - 0.4%
Conagra Brands, Inc. 3.8% 10/22/21	917	944
H.J. Heinz Co.:
4.375% 6/1/46	4,122	4,014
5.2% 7/15/45	8,219	8,866
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	5,618	7,274
		21,098

TOTAL CONSUMER STAPLES		77,774

ENERGY - 4.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	920	959
Oil, Gas & Consumable Fuels - 4.5%
Alberta Energy Co. Ltd. 8.125% 9/15/30	3,357	4,279
Amerada Hess Corp.:
7.125% 3/15/33	839	1,053
7.3% 8/15/31	1,023	1,285
7.875% 10/1/29	2,921	3,752
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,673	1,711
5.85% 2/1/35	1,278	1,561
Cenovus Energy, Inc.:
4.25% 4/15/27	3,829	4,021
6.75% 11/15/39	453	561
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	1,766	1,775
4.5% 6/1/25	538	585
DCP Midstream LLC:
4.75% 9/30/21 (a)	1,411	1,437
5.35% 3/15/20 (a)	1,447	1,452
5.85% 5/21/43 (a)(b)	2,821	2,595
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	1,998
5.6% 4/1/44	1,707	1,630
El Paso Corp. 6.5% 9/15/20	4,718	4,877
Enable Midstream Partners LP 3.9% 5/15/24 (b)	549	553
Enbridge Energy Partners LP 4.2% 9/15/21	1,656	1,706
Enbridge, Inc.:
4% 10/1/23	2,296	2,428
4.25% 12/1/26	923	1,006
Energy Transfer Partners LP:
4.2% 9/15/23	759	794
4.25% 3/15/23	830	863
4.5% 4/15/24	952	1,007
4.95% 6/15/28	2,591	2,788
5.25% 4/15/29	1,549	1,710
5.8% 6/15/38	1,445	1,631
6% 6/15/48	941	1,073
6.25% 4/15/49	1,064	1,257
Kinder Morgan Energy Partners LP 3.45% 2/15/23	1,348	1,386
Kinder Morgan, Inc. 5.55% 6/1/45	1,839	2,161
Marathon Petroleum Corp. 5.125% 3/1/21	1,000	1,037
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	1,360	1,365
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	2,046	2,053
4.8% 2/15/29	816	884
4.875% 12/1/24	1,247	1,349
5.5% 2/15/49	2,450	2,698
Nakilat, Inc. 6.067% 12/31/33 (a)	766	934
Occidental Petroleum Corp.:
2.6% 8/13/21	1,308	1,314
2.7% 8/15/22	1,156	1,166
2.9% 8/15/24	3,821	3,839
3.125% 2/15/22	2,391	2,427
3.2% 8/15/26	514	517
3.5% 8/15/29	1,621	1,637
4.3% 8/15/39	236	239
4.4% 8/15/49	236	240
4.85% 3/15/21	790	814
5.55% 3/15/26	3,038	3,444
6.45% 9/15/36	2,750	3,344
6.6% 3/15/46	3,032	3,891
7.5% 5/1/31	3,937	5,135
Petrobras Global Finance BV 7.25% 3/17/44	17,308	20,710
Petroleos Mexicanos:
5.625% 1/23/46	4,583	4,047
6.49% 1/23/27 (a)	1,757	1,849
6.5% 3/13/27	5,805	6,075
6.75% 9/21/47	14,189	13,994
6.84% 1/23/30 (a)	8,589	9,006
7.69% 1/23/50 (a)	54,561	58,489
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,197
3.65% 6/1/22	2,386	2,441
4.65% 10/15/25	26,960	28,647
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	1,450	1,540
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,026	1,080
The Williams Companies, Inc.:
3.7% 1/15/23	510	527
4.55% 6/24/24	5,576	5,969
Western Gas Partners LP:
3.95% 6/1/25	764	750
4.65% 7/1/26	1,129	1,126
4.75% 8/15/28	781	757
5.375% 6/1/21	3,036	3,126
Williams Partners LP:
4% 11/15/21	870	896
4.125% 11/15/20	299	303
4.3% 3/4/24	1,259	1,330
		257,121

TOTAL ENERGY		258,080

FINANCIALS - 18.0%
Banks - 9.3%
Bank of America Corp.:
2.884% 10/22/30 (b)	50,000	50,356
3.004% 12/20/23 (b)	6,352	6,487
3.3% 1/11/23	1,679	1,736
3.419% 12/20/28 (b)	3,280	3,439
3.5% 4/19/26	3,838	4,074
3.95% 4/21/25	23,783	25,285
4% 1/22/25	16,960	18,047
4.1% 7/24/23	900	959
4.183% 11/25/27	4,363	4,726
4.2% 8/26/24	5,249	5,624
4.25% 10/22/26	23,937	26,169
4.45% 3/3/26	4,028	4,422
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 2.6959% 7/20/22 (a)(b)(c)	4,861	4,890
Barclays Bank PLC 10.179% 6/12/21 (a)	1,105	1,232
Barclays PLC:
4.375% 1/12/26	2,821	3,025
4.836% 5/9/28	3,683	3,933
5.088% 6/20/30 (b)	11,424	12,460
5.2% 5/12/26	940	1,022
BPCE SA 4.875% 4/1/26 (a)	4,662	5,112
Capital One NA 2.15% 9/6/22	3,330	3,324
Citigroup, Inc.:
2.7% 10/27/22	20,800	21,127
3.352% 4/24/25 (b)	4,051	4,200
4.05% 7/30/22	833	870
4.075% 4/23/29 (b)	16,389	17,958
4.125% 7/25/28	4,363	4,742
4.3% 11/20/26	1,115	1,214
4.4% 6/10/25	11,914	12,870
4.45% 9/29/27	19,960	21,968
4.5% 1/14/22	2,016	2,115
4.6% 3/9/26	4,215	4,639
5.3% 5/6/44	6,000	7,606
5.5% 9/13/25	4,886	5,586
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	1,977	2,053
4.3% 12/3/25	4,049	4,356
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,250	2,262
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	6,137	6,473
3.8% 9/15/22	3,010	3,130
3.8% 6/9/23	4,352	4,549
4.55% 4/17/26	1,859	2,065
Discover Bank 7% 4/15/20	1,950	1,984
Fifth Third Bancorp 8.25% 3/1/38	694	1,069
HSBC Holdings PLC:
4.25% 3/14/24	905	958
5.25% 3/14/44	656	812
Huntington Bancshares, Inc. 7% 12/15/20	464	487
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	836	870
5.71% 1/15/26 (a)	18,406	19,643
JPMorgan Chase & Co.:
2.95% 10/1/26	1,945	2,007
3.797% 7/23/24 (b)	6,253	6,578
3.875% 9/10/24	3,973	4,223
4.125% 12/15/26	16,004	17,506
4.35% 8/15/21	5,357	5,566
4.625% 5/10/21	790	819
Rabobank Nederland 4.375% 8/4/25	3,024	3,286
Regions Financial Corp. 3.2% 2/8/21	1,417	1,434
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	10,893	11,731
6% 12/19/23	9,329	10,323
6.1% 6/10/23	31,412	34,414
6.125% 12/15/22	13,833	15,015
Societe Generale 4.25% 4/14/25 (a)	4,491	4,701
Synchrony Bank 3% 6/15/22	2,516	2,551
UniCredit SpA 6.572% 1/14/22 (a)	4,200	4,503
Wells Fargo & Co.:
3.196% 6/17/27 (b)	40,441	41,742
4.3% 7/22/27	16,184	17,751
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,103	3,216
		529,294
Capital Markets - 5.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	940
Ares Capital Corp. 4.2% 6/10/24	7,281	7,544
Citigroup Funding, Inc. 2.976% 11/5/30 (b)	50,000	50,526
Credit Suisse Group AG 2.593% 9/11/25 (a)(b)	9,092	9,077
Deutsche Bank AG 4.5% 4/1/25	3,643	3,536
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,677
4.1% 1/13/26	5,262	5,281
5% 2/14/22	7,035	7,319
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,719	6,796
3.2% 2/23/23	3,781	3,889
3.272% 9/29/25 (b)	60,430	62,526
4.25% 10/21/25	7,670	8,282
6.75% 10/1/37	24,081	33,128
Intercontinental Exchange, Inc.:
2.75% 12/1/20	720	726
3.75% 12/1/25	1,287	1,389
Moody's Corp.:
3.25% 1/15/28	1,317	1,386
4.875% 2/15/24	1,236	1,362
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.8833% 7/22/22 (b)(c)	2,232	2,252
3.125% 1/23/23	3,490	3,584
3.125% 7/27/26	9,330	9,670
3.625% 1/20/27	10,480	11,171
3.7% 10/23/24	3,002	3,179
3.75% 2/25/23	2,393	2,505
3.875% 4/29/24	2,765	2,938
4.1% 5/22/23	4,911	5,189
4.431% 1/23/30 (b)	53,331	60,148
4.875% 11/1/22	6,287	6,741
5% 11/24/25	13,117	14,765
5.75% 1/25/21	2,949	3,072
		333,598
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,100	5,140
3.5% 5/26/22	917	942
4.125% 7/3/23	2,684	2,827
4.45% 12/16/21	2,216	2,308
4.45% 4/3/26	2,472	2,659
4.5% 5/15/21	842	870
4.875% 1/16/24	3,901	4,230
5% 10/1/21	1,262	1,323
Capital One Financial Corp. 3.8% 1/31/28	4,256	4,515
Discover Financial Services:
3.85% 11/21/22	1,415	1,483
3.95% 11/6/24	1,184	1,257
4.1% 2/9/27	2,892	3,101
4.5% 1/30/26	3,562	3,890
5.2% 4/27/22	1,191	1,270
Ford Motor Credit Co. LLC:
4.063% 11/1/24	15,637	15,717
5.085% 1/7/21	2,212	2,263
5.584% 3/18/24	4,908	5,252
5.596% 1/7/22	4,576	4,812
Synchrony Financial:
2.85% 7/25/22	1,278	1,290
3.75% 8/15/21	920	939
3.95% 12/1/27	5,215	5,445
4.25% 8/15/24	926	977
4.375% 3/19/24	1,793	1,900
5.15% 3/19/29	5,161	5,812
		80,222
Diversified Financial Services - 0.6%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,257	1,284
3.95% 7/1/24 (a)	1,670	1,732
4.375% 5/1/26 (a)	2,047	2,159
5.25% 5/15/24 (a)	3,116	3,386
AXA Equitable Holdings, Inc. 3.9% 4/20/23	655	686
Brixmor Operating Partnership LP:
4.125% 6/15/26	3,253	3,472
4.125% 5/15/29	4,264	4,601
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,907	5,370
Pine Street Trust I:
4.572% 2/15/29 (a)	4,516	4,843
5.568% 2/15/49 (a)	4,529	5,060
Voya Financial, Inc. 3.125% 7/15/24	1,580	1,627
		34,220
Insurance - 0.9%
American International Group, Inc. 4.875% 6/1/22	1,673	1,790
Aon Corp. 5% 9/30/20	621	636
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	1,534	1,728
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,002	3,400
4.75% 3/15/39	1,378	1,689
4.8% 7/15/21	855	888
4.9% 3/15/49	2,741	3,475
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (a)(b)(c)	22,531	22,578
Pacific LifeCorp 5.125% 1/30/43 (a)	1,657	1,958
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,988	2,172
Prudential Financial, Inc. 4.5% 11/16/21	813	851
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,800	1,989
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	732	790
Unum Group:
4% 6/15/29	3,614	3,769
5.625% 9/15/20	1,208	1,241
5.75% 8/15/42	1,024	1,147
		50,101

TOTAL FINANCIALS		1,027,435

HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	2,567	2,572
Health Care Providers & Services - 2.3%
Anthem, Inc. 3.3% 1/15/23	2,729	2,823
Centene Corp.:
4.25% 12/15/27 (a)(d)	5,450	5,607
4.625% 12/15/29 (a)(d)	8,470	8,883
4.75% 1/15/25 (a)(d)	4,335	4,504
Cigna Corp.:
3.75% 7/15/23	3,355	3,507
4.125% 11/15/25	29,632	31,974
4.375% 10/15/28	4,187	4,645
4.8% 8/15/38	2,607	3,016
4.9% 12/15/48	2,605	3,086
CVS Health Corp.:
2.625% 8/15/24	654	659
3% 8/15/26	531	543
3.25% 8/15/29	1,219	1,238
4.1% 3/25/25	33,998	36,508
4.3% 3/25/28	8,173	8,909
4.78% 3/25/38	3,638	4,132
5.05% 3/25/48	5,349	6,329
HCA Holdings, Inc. 4.75% 5/1/23	87	93
Toledo Hospital:
5.325% 11/15/28	1,513	1,627
6.015% 11/15/48	2,871	3,264
		131,347
Pharmaceuticals - 0.9%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	38,232	41,009
Elanco Animal Health, Inc.:
3.912% 8/27/21	680	697
4.272% 8/28/23	2,148	2,249
4.9% 8/28/28	905	979
Mylan NV:
3.15% 6/15/21	2,534	2,563
3.95% 6/15/26	1,304	1,356
Perrigo Finance PLC 3.5% 12/15/21	342	345
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	473	457
Zoetis, Inc. 3.25% 2/1/23	764	786
		50,441

TOTAL HEALTH CARE		184,360

INDUSTRIALS - 0.2%
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	657	712
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23	1,128	1,124
3% 9/15/23	368	375
3.375% 6/1/21	1,236	1,256
3.75% 2/1/22	1,846	1,898
3.875% 4/1/21	1,333	1,360
4.25% 2/1/24	4,331	4,627
4.25% 9/15/24	1,473	1,579
		12,219
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	868	970

TOTAL INDUSTRIALS		13,901

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	3,397	3,681
6.02% 6/15/26 (a)	1,159	1,324
		5,005
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	2,004	2,118

TOTAL INFORMATION TECHNOLOGY		7,123

MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	482	528
5% 4/1/49	839	983
		1,511
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	1,838	1,879
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	834	858
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	947	987
4.5% 8/1/47 (a)	961	1,057
		4,781

TOTAL MATERIALS		6,292

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	541	562
Boston Properties, Inc. 4.5% 12/1/28	2,824	3,211
Camden Property Trust:
2.95% 12/15/22	758	774
4.25% 1/15/24	1,422	1,522
Corporate Office Properties LP 5% 7/1/25	1,435	1,545
Duke Realty LP:
3.25% 6/30/26	372	386
3.625% 4/15/23	975	1,011
3.875% 10/15/22	2,743	2,857
4.375% 6/15/22	821	862
Equity One, Inc. 3.75% 11/15/22	3,490	3,622
HCP, Inc.:
3.25% 7/15/26	472	490
3.5% 7/15/29	540	565
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,123
3.5% 8/1/26	1,176	1,226
Highwoods/Forsyth LP 3.2% 6/15/21	1,026	1,038
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	6,929
Lexington Corporate Properties Trust 4.4% 6/15/24	599	625
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,204	5,218
4.375% 8/1/23	3,083	3,280
4.5% 1/15/25	1,271	1,346
4.5% 4/1/27	452	490
4.75% 1/15/28	7,132	7,814
4.95% 4/1/24	557	602
5.25% 1/15/26	2,371	2,616
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	413
5% 12/15/23	312	329
SITE Centers Corp.:
3.625% 2/1/25	967	996
4.25% 2/1/26	1,683	1,780
4.625% 7/15/22	822	858
Store Capital Corp. 4.625% 3/15/29	1,396	1,550
Ventas Realty LP:
3% 1/15/30	6,770	6,724
3.125% 6/15/23	652	669
4% 3/1/28	1,358	1,463
4.125% 1/15/26	630	678
Weingarten Realty Investors 3.375% 10/15/22	288	294
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,104
4% 2/1/25	2,162	2,272
4.6% 4/1/24	3,364	3,601
		72,445
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	5,137
3.95% 11/15/27	2,767	2,912
4.1% 10/1/24	2,463	2,603
4.55% 10/1/29	1,135	1,240
CBRE Group, Inc. 4.875% 3/1/26	4,953	5,526
Digital Realty Trust LP 3.95% 7/1/22	1,350	1,407
Essex Portfolio LP 3.875% 5/1/24	1,215	1,285
Liberty Property LP:
3.25% 10/1/26	1,001	1,048
3.375% 6/15/23	1,037	1,077
4.125% 6/15/22	704	735
Mack-Cali Realty LP:
3.15% 5/15/23	2,256	2,219
4.5% 4/18/22	429	435
Mid-America Apartments LP 4% 11/15/25	522	562
Post Apartment Homes LP 3.375% 12/1/22	317	326
Tanger Properties LP:
3.125% 9/1/26	1,660	1,635
3.75% 12/1/24	1,630	1,663
3.875% 12/1/23	748	770
3.875% 7/15/27	6,413	6,561
		37,141

TOTAL REAL ESTATE		109,586

UTILITIES - 0.9%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	2,932	2,926
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,456	2,613
6.4% 9/15/20 (a)	3,267	3,366
FirstEnergy Corp.:
4.25% 3/15/23	2,843	2,997
7.375% 11/15/31	3,985	5,584
IPALCO Enterprises, Inc.:
3.45% 7/15/20	3,133	3,151
3.7% 9/1/24	1,240	1,288
		21,925
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	443	454
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,726	3,875
Emera U.S. Finance LP 2.7% 6/15/21	601	605
		4,480
Multi-Utilities - 0.4%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	3,702	3,401
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (b)(c)	1,063	1,010
NiSource Finance Corp. 5.95% 6/15/41	1,435	1,855
NiSource, Inc. 2.95% 9/1/29	7,262	7,264
Puget Energy, Inc.:
5.625% 7/15/22	2,087	2,232
6% 9/1/21	2,012	2,139
6.5% 12/15/20	644	673
Sempra Energy 6% 10/15/39	1,733	2,249
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(c)	1,164	1,042
		21,865

TOTAL UTILITIES		48,724

TOTAL NONCONVERTIBLE BONDS
(Cost $1,838,037)		1,933,965

U.S. Treasury Obligations - 36.7%
U.S. Treasury Notes:
1.375% 8/31/26	$228,610	$223,529
1.625% 8/15/29 (e)	128,563	126,655
2.125% 7/31/24	28,463	29,088
2.125% 5/15/25	28,844	29,518
2.25% 4/30/24	65,676	67,402
2.25% 12/31/24	42,974	44,219
2.25% 2/15/27	51,567	53,386
2.375% 5/15/27	92,543	96,711
2.625% 3/31/25	54,238	56,869
2.625% 2/15/29	373,402	400,255
2.75% 6/30/25	312,641	330,447
2.875% 11/30/25	441,985	471,519
3.125% 11/15/28	148,238	164,828
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,027,948)		2,094,426

Asset-Backed Securities - 2.5%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$2,233	$2,245
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,361	3,386
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,680	5,652
Class B, 4.458% 10/16/39 (a)	999	994
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	5,117	5,114
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	4,806	4,806
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (a)(b)(c)	5,768	5,759
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1/17/33 (a)(b)(c)(d)(f)	2,400	2,400
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	4,236	4,353
Class AA, 2.487% 12/16/41 (a)	845	842
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	4,927	5,009
Class B, 5.095% 4/15/39 (a)	1,691	1,716
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	4,029	4,107
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	3,832	3,828
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (a)(b)(c)	2,558	2,557
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	2,002	2,034
Class A2II, 4.03% 11/20/47 (a)	3,405	3,520
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	3,244	3,246
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (a)(b)(c)	5,946	5,944
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(c)	4,183	4,183
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.533% 3/25/34 (b)(c)	0	0
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	5,330	5,330
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,033	2,103
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,338	2,364
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (a)(b)(c)	2,073	2,072
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	5,106	5,103
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	2,535	2,535
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (a)(b)(c)	4,379	4,378
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1/15/33 (a)(b)(c)(f)	3,802	3,802
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.218% 9/25/35 (b)(c)	109	109
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (a)(b)(c)	5,105	5,102
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,275	4,296
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,249	4,297
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (a)	5,278	5,339
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (b)(c)	5	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	4,308	4,411
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,394	7,364
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (a)(b)(c)	491	358
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (a)(b)(c)	4,965	4,962
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	5,397	5,394
TOTAL ASSET-BACKED SECURITIES
(Cost $140,042)		141,018

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)	335	322
Class AA1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (a)(b)(c)	815	784
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (b)(c)	10	10
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/35 (b)(c)	8	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	2	2
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,115)		1,126

Commercial Mortgage Securities - 1.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (b)(g)	1	0
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,676	3,786
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	825	850
Class CNM, 3.8425% 11/5/32 (a)(b)	341	350
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 2.983% 12/25/33 (a)(b)(c)	10	10
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.108% 11/25/35 (a)(b)(c)	30	29
Class M1, 1 month U.S. LIBOR + 0.440% 2.148% 11/25/35 (a)(b)(c)	15	14
Class M2, 1 month U.S. LIBOR + 0.490% 2.198% 11/25/35 (a)(b)(c)	21	20
Class M3, 1 month U.S. LIBOR + 0.510% 2.218% 11/25/35 (a)(b)(c)	18	17
Class M4, 1 month U.S. LIBOR + 0.600% 2.308% 11/25/35 (a)(b)(c)	23	22
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.098% 1/25/36 (a)(b)(c)	73	71
Class B1, 1 month U.S. LIBOR + 1.400% 3.108% 1/25/36 (a)(b)(c)	14	29
Class M1, 1 month U.S. LIBOR + 0.450% 2.158% 1/25/36 (a)(b)(c)	23	23
Class M2, 1 month U.S. LIBOR + 0.470% 2.178% 1/25/36 (a)(b)(c)	16	16
Class M3, 1 month U.S. LIBOR + 0.500% 2.208% 1/25/36 (a)(b)(c)	24	23
Class M4, 1 month U.S. LIBOR + 0.610% 2.318% 1/25/36 (a)(b)(c)	24	23
Class M5, 1 month U.S. LIBOR + 0.650% 2.358% 1/25/36 (a)(b)(c)	24	22
Class M6, 1 month U.S. LIBOR + 0.700% 2.408% 1/25/36 (a)(b)(c)	26	24
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.068% 4/25/36 (a)(b)(c)	23	23
Class M1, 1 month U.S. LIBOR + 0.380% 2.088% 4/25/36 (a)(b)(c)	14	14
Class M2, 1 month U.S. LIBOR + 0.400% 2.108% 4/25/36(a)(b)(c)	15	14
Class M3, 1 month U.S. LIBOR + 0.420% 2.128% 4/25/36 (a)(b)(c)	24	23
Class M4, 1 month U.S. LIBOR + 0.520% 2.228% 4/25/36 (a)(b)(c)	14	13
Class M5, 1 month U.S. LIBOR + 0.560% 2.268% 4/25/36 (a)(b)(c)	13	12
Class M6, 1 month U.S. LIBOR + 0.640% 2.348% 4/25/36 (a)(b)(c)	14	13
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.018% 7/25/36 (a)(b)(c)	22	21
Class M2, 1 month U.S. LIBOR + 0.330% 2.038% 7/25/36 (a)(b)(c)	15	14
Class M3, 1 month U.S. LIBOR + 0.350% 2.058% 7/25/36 (a)(b)(c)	24	22
Class M4, 1 month U.S. LIBOR + 0.420% 2.128% 7/25/36 (a)(b)(c)	15	14
Class M5, 1 month U.S. LIBOR + 0.470% 2.178% 7/25/36 (a)(b)(c)	20	18
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.138% 10/25/36 (a)(b)(c)	14	55
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.978% 12/25/36 (a)(b)(c)	184	177
Class M1, 1 month U.S. LIBOR + 0.290% 1.998% 12/25/36 (a)(b)(c)	27	25
Class M2, 1 month U.S. LIBOR + 0.310% 2.018% 12/25/36 (a)(b)(c)	34	31
Class M3, 1 month U.S. LIBOR + 0.340% 2.048% 12/25/36 (a)(b)(c)	19	17
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.978% 3/25/37 (a)(b)(c)	44	42
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.978% 7/25/37 (a)(b)(c)	130	124
Class A2, 1 month U.S. LIBOR + 0.320% 2.028% 7/25/37 (a)(b)(c)	122	114
Class M1, 1 month U.S. LIBOR + 0.370% 2.078% 7/25/37 (a)(b)(c)	42	39
Class M2, 1 month U.S. LIBOR + 0.410% 2.118% 7/25/37 (a)(b)(c)	50	46
Class M3, 1 month U.S. LIBOR + 0.490% 2.198% 7/25/37 (a)(b)(c)	43	51
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/37 (a)(b)(c)	46	43
Class M1, 1 month U.S. LIBOR + 0.310% 2.018% 7/25/37 (a)(b)(c)	24	23
Class M2, 1 month U.S. LIBOR + 0.340% 2.048% 7/25/37 (a)(b)(c)	26	24
Class M3, 1 month U.S. LIBOR + 0.370% 2.078% 7/25/37 (a)(b)(c)	42	39
Class M4, 1 month U.S. LIBOR + 0.500% 2.208% 7/25/37 (a)(b)(c)	66	62
Class M5, 1 month U.S. LIBOR + 0.600% 2.308% 7/25/37 (a)(b)(c)	27	33
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	4,077	4,615
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.3904% 9/15/37 (a)(b)(c)	1,374	1,374
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.5654% 11/15/35 (a)(b)(c)	1,614	1,618
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0654% 4/15/34 (a)(b)(c)	2,644	2,644
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 4/15/34 (a)(b)(c)	1,748	1,748
Class D, 1 month U.S. LIBOR + 1.900% 3.6654% 4/15/34 (a)(b)(c)	1,835	1,841
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8454% 10/15/36 (a)(b)(c)	2,675	2,677
Class C, 1 month U.S. LIBOR + 1.250% 3.0154% 10/15/36 (a)(b)(c)	3,363	3,364
Class D, 1 month U.S. LIBOR + 1.450% 3.2154% 10/15/36 (a)(b)(c)	4,764	4,767
Class E, 1 month U.S. LIBOR + 1.800% 3.5654% 10/15/36 (a)(b)(c)	6,694	6,700
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(c)	4,314	4,318
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	6,573	6,584
Class B, 1 month U.S. LIBOR + 1.500% 3.2654% 6/15/34 (a)(b)(c)	1,294	1,295
Class C, 1 month U.S. LIBOR + 1.750% 3.5154% 6/15/34 (a)(b)(c)	1,462	1,463
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	768	876
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,719	2,874
Class B, 4.5349% 4/15/36 (a)	861	911
Class C, 4.9414% 4/15/36 (a)(b)	561	591
Class D, 4.9414% 4/15/36 (a)(b)	1,122	1,164
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	2,003	2,277
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19 Class B, 6.0058% 2/12/49 (b)(h)	34	2
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	485	519
Class DFX, 5.3503% 7/5/33 (a)	745	799
Class EFX, 5.5422% 7/5/33 (a)	1,020	1,083
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,903	8,146
Series 2018-H4 Class A4, 4.31% 12/15/51	6,829	7,744
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,142	1,165
Class C, 3.1771% 11/10/36 (a)	1,096	1,103
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	242	243
Class B, 4.181% 11/15/34 (a)	854	866
Class C, 5.205% 11/15/34 (a)	598	612
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (a)(b)(c)	3,934	3,949
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	4,857	5,489
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $89,247)		91,896

Municipal Securities - 0.4%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	2,597	2,716
5.1% 6/1/33	13,950	15,014
Series 2010-1, 6.63% 2/1/35	1,285	1,502
Series 2010-3:
6.725% 4/1/35	1,710	1,995
7.35% 7/1/35	875	1,057
Series 2010-5, 6.2% 7/1/21	374	388
Series 2013, 3.6% 12/1/19	1,200	1,200
TOTAL MUNICIPAL SECURITIES
(Cost $22,576)		23,872

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21	2,371	2,402
Discover Bank:
(Delaware) 3.2% 8/9/21	2,913	2,961
3.1% 6/4/20	2,572	2,583
4.682% 8/9/28 (b)	1,865	1,956
KeyBank NA 6.95% 2/1/28	725	912
PNC Bank NA 2.45% 11/5/20	2,890	2,904
RBS Citizens NA 2.55% 5/13/21	780	785
Regions Bank 6.45% 6/26/37	2,685	3,515
Synchrony Bank 3.65% 5/24/21	3,042	3,097
TOTAL BANK NOTES
(Cost $19,666)		21,115
	Shares	Value (000s)

Fixed-Income Funds - 20.9%
Fidelity Mortgage Backed Securities Central Fund (i)	9,679,486	$1,063,195
Fidelity Specialized High Income Central Fund (i)	1,268,065	129,292
TOTAL FIXED-INCOME FUNDS
(Cost $1,175,716)		1,192,487
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia 4.65% (b)(j)	8,146	8,166
Barclays Bank PLC 7.625% 11/21/22	3,084	3,459
TOTAL PREFERRED SECURITIES
(Cost $11,129)		11,625
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund 1.61% (k)
(Cost $197,225)	197,193,441	197,233
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.2%
Investments in repurchase agreements in a joint trading account at 1.69%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) # (l)
(Cost $67,770)	67,780	67,770
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $5,590,471)		5,776,533
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(65,921)
NET ASSETS - 100%		$5,710,612

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $487,841,000 or 8.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$773
Fidelity Mortgage Backed Securities Central Fund	8,127
Fidelity Specialized High Income Central Fund	2,001
Total	$10,901

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,957,574	$8,127	$899,159	$9,717	$(13,064)	$1,063,195	55.4%
Fidelity Specialized High Income Central Fund	236,738	2,809	110,000	(749)	494	129,292	25.5%
Total	$2,194,312	$10,936	$1,009,159	$8,968	$(12,570)	$1,192,487

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$67,770,000 due 12/02/19 at 1.69%
JPMorgan Securities, Inc.	$67,770
$67,770

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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